INTANGIBLE ASSETS (Amortization Disclosures) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INTANGIBLE ASSETS [Abstract]
Amortization expense	$ 178	$ 192	$ 291
Estimated amortization expense:
2015	166
2016	160
2017	21
2018	21
2019	21
Amortized cost	$ 389	$ 567